Share Capital-Schedule of Movements in Issued Ordinary Shares (Details)	12 Months Ended
Mar. 31, 2026 USD ($) shares
Schedule of Movements in Issued Ordinary Shares [Line Items]
Balance , Amount	$ 3,460,293
Amount, Shares issued for consultancy services (January 9, 2026)	7,813,520
Balance , Amount	$ 8,363,242
Ordinary Shares [Member]
Schedule of Movements in Issued Ordinary Shares [Line Items]
Balance, Number of shares (in Shares) | shares	12,500,000
Balance , Amount	$ 1,250
Number of shares, Shares issued in the IPO (July 8, 2025) | shares	1,500,000
Amount, Shares issued in the IPO (July 8, 2025)	$ 150
Number of shares, Shares issued on exercise of over-allotment (July 24, 2025) | shares	225,000
Amount, Shares issued on exercise of over-allotment (July 24, 2025)	$ 23
Number of shares, Shares issued for consultancy services (January 9, 2026) | shares	2,732,000
Amount, Shares issued for consultancy services (January 9, 2026)	$ 273
Balance , Number of shares (in Shares) | shares	16,957,000
Balance , Amount	$ 1,696